Principles of Consolidation and Investments in Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Principles of Consolidation and Investments in Subsidiaries [Abstract]
Investments in subsidiaries

The consolidated financial statements include the following direct and indirect subsidiaries:

			% interest in the share
			12/31/2021		12/31/2020		12/31/2019
			Control		Control		Control
	Location	Segment	Direct	Indirect	Direct	Indirect	Direct	Indirect
Ipiranga Produtos de Petróleo S.A.	Brazil	Ipiranga	100	-	100	-	100	-
am/pm Comestíveis Ltda.	Brazil	Ipiranga	-	100	-	100	-	100
Icorban – Correspondente Bancário Ltda.	Brazil	Ipiranga	-	100	-	100	-	100
Ipiranga Trading Limited	British Virgin Islands	Ipiranga	-	100	-	100	-	100
Tropical Transportes Ipiranga Ltda.	Brazil	Ipiranga	-	100	-	100	-	100
Ipiranga Imobiliária Ltda.	Brazil	Ipiranga	-	100	-	100	-	100
Ipiranga Logística Ltda.	Brazil	Ipiranga	-	100	-	100	-	100
Oil Trading Importadora e Exportadora Ltda.	Brazil	Ipiranga	-	100	-	100	-	100
Iconic Lubrificantes S.A.	Brazil	Ipiranga	-	56	-	56	-	56
Integra Frotas Ltda.	Brazil	Ipiranga	-	100	-	100	-	100
Companhia Ultragaz S.A.	Brazil	Ultragaz	-	99	-	99	-	99
Ultragaz Comercial Ltda.	Brazil	Ultragaz	-	100	-	100	-	100
Nova Paraná Distribuidora de Gás Ltda. (1)	Brazil	Ultragaz	-	100	-	100	-	100
Utingás Armazenadora S.A. (2)	Brazil	Ultragaz	-	57	-	57	-	57
Bahiana Distribuidora de Gás Ltda.	Brazil	Ultragaz	-	100	-	100	-	100
LPG International Inc.	Cayman Islands	Ultragaz	-	100	-	100	-	100
Imaven Imóveis Ltda.	Brazil	Others	-	100	-	100	-	100
Imifarma Produtos Farmacêuticos e Cosméticos S.A. (3)	Brazil	Extrafarma	-	100	-	100	-	100
UVC Investimentos Ltda. (4)	Brazil	Others	-	99	-	99	-	-
Centro de Conveniências Millennium Ltda. and subsidiaries (5)	Brazil	Ipiranga	100	-	100	-	-	100
Oxiteno S.A. Indústria e Comércio (6)	Brazil	Oxiteno	100	-	100	-	100	-
Oxiteno Argentina Sociedad de Responsabilidad Ltda.	Argentina	Oxiteno	-	100	-	100	-	100
Oleoquímica Indústria e Comércio de Produtos Químicos Ltda.	Brazil	Oxiteno	-	100	-	100	-	100
Oxiteno Uruguay S.A.	Uruguay	Oxiteno	-	100	-	100	-	100
Oxiteno México S.A. de C.V.	Mexico	Oxiteno	-	100	-	100	-	100
Oxiteno Servicios Corporativos S.A. de C.V.	Mexico	Oxiteno	-	100	-	100	-	100
Oxiteno Servicios Industriales S.A. de C.V.	Mexico	Oxiteno	-	100	-	100	-	100
Oxiteno USA LLC	United States	Oxiteno	-	100	-	100	-	100
Global Petroleum Products Trading Corp.	Virgin Islands	Oxiteno	-	100	-	100	-	100
Oxiteno Europe SPRL	Belgium	Oxiteno	-	100	-	100	-	100
Oxiteno Colombia S.A.S.	Colombia	Oxiteno	-	100	-	100	-	100
Oxiteno Shanghai LTD.	China	Oxiteno	-	100	-	100	-	100
Empresa Carioca de Produtos Químicos S.A.	Brazil	Oxiteno	-	100	-	100	-	100
Ultracargo – Operações Logísticas e Participações Ltda.	Brazil	Ultracargo	100	-	100	-	100	-
Ultracargo Logística S.A. (7)	Brazil	Ultracargo	-	99	-	99	-	99
TEAS – Terminal Exportador de Álcool de Santos Ltda.	Brazil	Ultracargo	-	100	-	100	-	100
Tequimar Vila do Conde Logística Portuária S.A.	Brazil	Ultracargo	-	100	-	100	-	100
Ultrapar International S.A.	Luxembourg	Others	100	-	100	-	100	-
SERMA – Ass. dos usuários equip. proc. de dados	Brazil	Others	-	100	-	100	-	100
UVC – Fundo de investimento em participações multiestratégia investimento no exterior (8)	Brazil	Others	100	-	100	-	-	-
Eaí Clube Automobilista S.A. (9)	Brazil	Abastece aí	100	-	100	-	-	-

The percentages in the table above are rounded.

(1)	Non-operating company in closing phase.
(2)	In October 2020 there was a change in the share capital of the company Utingás, which became controlled by Companhia Ultragaz S.A. (“Cia Ultragaz”).
(3)	On May 18, 2021 the Company announced the signing of an agreement for the sale of all shares of Extrafarma to Pague Menos. As of December 31, 2021, the Company reclassified the subsidiary's balances to “assets and liabilities held for sale”. For more details, see note 3.c.1.
(4)	Subsidiary set up in January 2020 to provide valuation, business management and financial advisory services to UVC - Fundo de investimento em participações multiestratégia investimento no exterior (“UVC – Fundo de investimento”). In September 2020 the Company’s name was changed to UVC Investimentos Ltda (“UVC Investimentos”).
(5)	In May 2020 there was a change in the interest of the capital of the subsidiary Millennium which became a direct subsidiary of the Company.
(6)	On August 16, 2021, the Company announced the signing of agreement for the sale of its interest in Oxiteno S.A. to Indorama. As of December 31, 2021, the Company reclassified the subsidiary's balances to “assets and liabilities held for sale”. For more details, see Note 3.c.1.
(7)	In April 2021 the name of subsidiary Terminal Químico de Aratu S.A – Tequimar was changed to Ultracargo Logística S.A. (“Ultracargo Logística”).
(8)	Fund set up on January 2020, the UVC has the purpose to monetize the resources of its shareholders through investment in promising companies in business segments that are complementary to the Company's businesses, with additional benefits such as of startups and new technologies.
(9)	Subsidiary set up in July 2020, focused on digital payments and electronic retail, combining the “abastece aí” app and the “Km de Vantagens” program.